Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	IZEA, INC.
Entity Central Index Key	0001495231
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Amendment Flag	false